Stock-Based Compensation (Details 3) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Number of Shares, Beginning Balance	1,543,162	8,264,941	8,264,941	7,687,698
Number of Shares, Granted				1,276,490
Number of Shares, Exercised	(3,843)		(5,546,222)	(9,509)
Number of Shares, Forfeited or expired	(25,896)		(1,175,557)	(689,738)
Number of Shares, Ending Balance	1,513,423		1,543,162	8,264,941
Number of Shares, Vested or expected stock options to vest			914,445
Number of Shares, Exercisable			13,363
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Beginning Balance	$ 3.05	$ 3.11	$ 3.11	$ 3.09
Weighted-Average Exercise Price, Granted				3.63
Weighted-Average Exercise Price, Exercised	8.49		3.13	2.00
Weighted-Average Exercise Price, Forfeited or expired	3.27		3.18	3.86
Weighted-Average Exercise Price, Ending Balance	$ 3.03		3.05	$ 3.11
Weighted-Average Exercise Price, Vested or expected stock options to vest			3.05
Weighted-Average Exercise Price, Exercisable			$ 6.53
Weighted-Average Remaining Contractual Term (in years)
Weighted-Average Remaining Contractual Term, Beginning Balance	7 years 1 month 2 days		6 years 1 month 24 days	7 years 4 months 20 days
Weighted-Average Remaining Contractual Term, Ending Balance	6 years 7 months 28 days		7 years 1 month 2 days	6 years 1 month 24 days
Weighted-Average Remaining Contractual Term, Vested or expected stock options to vest			7 years 1 month 2 days
Weighted-Average Remaining Contractual Term, Exercisable			4 years 7 months 24 days